Class A, C, I Prospectus | CREDIT SUISSE OPPORTUNITY FUNDS | Credit Suisse Managed Futures Strategy Fund
Credit Suisse Managed Futures Strategy Fund

Supplement to the Prospectus dated March 1, 2013
of
Credit Suisse Managed Futures Strategy Fund

The following information supersedes certain information in the Funds' Class A, C and I Statutory Prospectus (the "Prospectus"), effective February 1, 2014.

The row entitled "Redemption or exchange fees" under "Shareholder fees" in the fee table in each Fund's Summary section is deleted Shareholders should retain this supplement for future reference.